OPERATING EXPENSES	12 Months Ended
Dec. 31, 2025
OPERATING EXPENSES
OPERATING EXPENSES

20.OPERATING EXPENSES

Operating expense during the years ended December 31, 2025 and 2024 consists of the following expenses by nature:

	Year ended December 31
	2025	2024
Raw materials and consumables	$783,402	$—
Salaries and employee benefits	1,006,200	—
Contractors	2,369,864	—
Repairs and maintenance	121,641	—
Site administration	80,938	—
Depreciation	13,263	—
	4,375,308	—
Change in inventories	1,296,123	—
Total operating expense	$5,671,431	$—

Change in inventories include $2,167,896 relating to the change in the fair value adjustment for inventories in the purchase price allocation.